Annual Operating Expenses - FidelityFoundersFund-RetailPRO - FidelityFoundersFund-RetailPRO - Fidelity Founders Fund - Fidelity Founders Fund	Jun. 29, 2024
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%	[1]
Total annual operating expenses	0.72%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.